Shareholders' Equity - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares	Mar. 31, 2014 shares
Class of Stock [Line Items]
Ordinary shares, shares authorized							10,000,000,000
Allocations to general reserve as a percentage of profit after tax		10.00%
Threshold percentage of general reserve required to be maintained threshold percentage of general reserve required to be maintained		50.00%
Appropriation to statutory common reserve		10.00%
Threshold percentage of statutory common reserve required to be maintained		50.00%
Net assets restricted to transfer				¥ 1,399,065	$ 219,544
Other comprehensive income, tax expense or benefit | ¥			¥ 0
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	7,600,000,000			7,600,000,000	7,600,000,000	7,600,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000025				$ 0.000025	$ 0.000025
Ordinary shares, shares outstanding	482,113,756			487,234,522	487,234,522
Common Class B [Member]
Class of Stock [Line Items]
Shares transferred	520,723
Ordinary shares, shares authorized	1,400,000,000			1,400,000,000	1,400,000,000	1,400,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000025				$ 0.000025
Ordinary shares, shares outstanding	945,496,827			945,496,827	945,496,827
Reserved Shares
Class of Stock [Line Items]
Ordinary shares, shares authorized							1,000,000,000